Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Summary of basic and diluted net income
The following table reflects the calculation of basic and diluted net income per share of common stock (in dollars, except per share amounts):

Three Months Ended March 31,
2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income	$3,740
Income and franchise tax	(3,740)

Net Income	—
Denominator: Weighted average Redeemable Class A common stock
Redeemable Class A common stock, Basic and Diluted	17,500,000

Basic and diluted income per share, Class A redeemable common stock	$—

Non-redeemable Class A and B common stock
Numerator: Net Income minus redeemable net income
Net income	$48,837
Redeemable net income	—

Non-redeemable net income	48,837
Denominator: Weighted average Non-Redeemable Class A and B common stock
Non-redeemable Class A and B common stock, Basic and Diluted	4,922,417

Basic and diluted net income per share, Class A and Class B non-redeemable common stock	$0.01